UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended:June 30, 2007"
	Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Portfolio Manager
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI August 2, 2007"



	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 69
	"Form 13F Information Table Value Total:  $187,314"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"7,257"	"134,396"			other	0	"4,400"	0	"129,996"
	Air Products & Chemicals	com	009158106	"2,690"	"33,620"			other	0	300	0	"33,320"
	American Int'l Group	com	026874107	"2,444"	"34,922"			other	0	0	0	"34,922"
	Amgen	com	031162100	"6,316"	"114,841"			other	0	"3,850"	0	"110,991"
	Analog Devices	com	032654105	310	"8,150"			other	0	0	0	"8,150"
	Anheuser-Busch	com	035229103	279	"5,365"			other	0	0	0	"5,365"
	"Apple, Inc"	com	037833100	520	"4,260"			other	0	0	0	"4,260"
	Automatic Data Processing	com	053015103	"6,964"	"145,085"			other	0	"3,500"	0	"141,585"
	BP PLC ADS	com	055622104	"1,381"	"19,175"			other	0	0	0	"19,175"
	Bright Horizons	com	109195107	308	"7,900"			other	0	0	0	"7,900"
	Broadridge Financial Solutions	com	11133T103	420	"22,128"			other	0	575	0	"21,553"
	Burlington Northern Santa Fe	com	12189T104	887	"10,430"			other	0	500	0	"9,930"
	Canadian Nat'l Railway	com	136375102	"1,831"	"35,900"			other	0	400	0	"35,500"
	Citizens Banking Corp.	com	174420109	247	"13,730"			other	0	0	0	"13,730"
	Cintas	com	172908105	738	"18,930"			other	0	500	0	"18,430"
	Cisco Systems	com	17275R102	"9,829"	"351,034"			other	0	"10,000"	0	"341,034"
	Coca-Cola	com	191216100	896	"17,237"			other	0	0	0	"17,237"
	Colgate-Palmolive	com	194162103	"8,174"	"125,759"			other	0	"4,100"	0	"121,659"
	ConocoPhillips	com	20825C104	380	"4,872"			other	0	0	0	"4,872"
	Core Laboratories N.V.	com	N22717107	505	"4,955"			other	0	0	0	"4,955"
	Dell Inc.	com	247025109	200	"6,900"			other	0	0	0	"6,900"
	Dentsply International Inc.	com	249030107	"1,402"	"36,900"			other	0	600	0	"36,300"
	Diageo PLC	com	25243Q205	739	"8,900"			other	0	200	0	"8,700"
	Emerson Electric	com	291011104	466	"9,916"			other	0	0	0	"9,916"
	Encana Corp.	com	292505104	244	"4,000"			other	0	0	0	"4,000"
	Expeditors Intl Wash. Inc.	com	302130109	469	"11,445"			other	0	0	0	"11,445"
	Exxon-Mobil	com	30231G102	837	"9,969"			other	0	0	0	"9,969"
	FedEx Corp.	com	31428x106	"3,647"	"32,855"			other	0	600	0	"32,255"
	Genentech	com	368710406	644	"8,480"			other	0	400	0	"8,080"
	General Electric	com	369604103	"2,778"	"73,104"			other	0	500	0	"72,604"
	Google Inc.	com	38259P508	680	"1,300"			other	0	50	0	"1,250"
	Heinz H. J.	com	423074103	378	"8,040"			other	0	0	0	"8,040"
	Home Depot	com	437076102	"5,682"	"145,683"			other	0	"4,250"	0	"141,433"
	Independent Bank	com	453838104	376	"22,093"			other	0	0	0	"22,093"
	Investors Financial Services	com	461915100	409	"6,600"			other	0	0	0	"6,600"
	Johnson & Johnson	com	478160104	"10,417"	"168,014"			other	0	"3,750"	0	"164,264"
	"Lilly, Eli"	com	532457108	633	"11,310"			other	0	700	0	"10,610"
	Linear Technology	com	402590391	"5,929"	"164,697"			other	0	"4,300"	0	"160,397"
	Lowe's Cos.	com	548661107	"6,646"	"214,402"			other	0	"5,200"	0	"209,202"
	McDonald's Corp.	com	580135101	602	"11,800"			other	0	0	0	"11,800"
	MDU Resources Group Inc.	com	552690109	231	"8,249"			other	0	0	0	"8,249"
	Medtronic Inc.	com	585055106	"4,970"	"95,580"			other	0	"3,200"	0	"92,380"
	Microsoft	com	594918104	"3,772"	"130,079"			other	0	"3,200"	0	"126,879"
	Novartis AG ADS	com	66987v109	756	"13,500"			other	0	0	0	"13,500"
	Paychex Inc.	com	704326107	"5,038"	"129,186"			other	0	"2,900"	0	"126,286"
	Peabody Energy	com	704549104	437	"9,100"			other	0	600	0	"8,500"
	Pepisco	com	713448108	"8,390"	"129,079"			other	0	"3,625"	0	"125,454"
	Pfizer	com	717081103	286	"11,000"			other	0	0	0	"11,000"
	Procter & Gamble	com	742718109	"7,491"	"122,804"			other	0	"4,300"	0	"118,504"
	Qualcomm Inc.	com	747525103	"5,136"	"119,444"			other	0	"2,900"	0	"116,544"
	Regions Financial	com	758940100	299	"9,056"			other	0	0	0	"9,056"
	Schlumberger	com	806857108	"4,575"	"53,820"			other	0	900	0	"52,920"
	Standard Chartered	com	G84228157	"1,364"	"42,625"			other	0	500	0	"42,125"
	Staples Inc.	com	855030102	964	"40,162"			other	0	0	0	"40,162"
	Starbucks Corp.	com	855244109	942	"36,240"			other	0	900	0	"35,340"
	State Street Corp.	com	857473102	"7,833"	"115,193"			other	0	"2,700"	0	"112,493"
	Stryker Corp.	com	863667101	"13,639"	"216,492"			other	0	"5,950"	0	"210,542"
	Suncor Energy	com	867229109	765	"8,505"			other	0	750	0	"7,755"
	Sysco  Corp.	com	871829107	"9,502"	"287,948"			other	0	"8,500"	0	"279,448"
	Target Corp.	com	87612E106	"1,406"	"21,975"			other	0	800	0	"21,175"
	United Technologies	com	913017109	"1,130"	"15,910"			other	0	500	0	"15,410"
	United Parcel Cl. B.	com	911312106	223	"3,050"			other	0	100	0	"2,950"
	Walgreen	com	931422109	"7,370"	"167,508"			other	0	"2,000"	0	"165,508"
	Wal-Mart Stores	com	931142103	"1,458"	"30,374"			other	0	0	0	"30,374"
	Wells Fargo	com	949746101	"1,234"	"35,250"			other	0	"1,000"	0	"34,250"
	Western Union Company	com	959802109	739	"35,200"			other	0	0	0	"35,200"
	"Wrigley, Wm."	com	982526105	337	"6,121"			other	0	0	0	"6,121"
	Wyeth	com	983024100	846	"14,845"			other	0	0	0	"14,845"
	Zimmer Holdings Inc.	com	98956P102	624	"7,340"			other	0	0	0	"7,340"